Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	$ 3,405,843
Libra Sciences Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	4,193
Jurchen Investment Corporation [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	2,000
CGY Investments Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	2,000
Talem Medical Group Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Amounts due from related parties	$ 3,397,650